ACQUISITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS
ACQUISITIONS

(2) ACQUISITIONS

Acquisition of Geist

On February 1, 2018, certain of our subsidiaries acquired assets and assumed liabilities related to the business of Geist, as well as outstanding ownership interests of each of Geist Shenzen Trading Limited Company and Geist Europe Ltd. (together, “Geist”), for $123.6 of cash. Geist is a leading manufacturer of rack power distribution units, intelligent power, airflow management, environmental monitoring and infrastructure management solutions for data centers. During the second quarter of 2018, we completed the acquisition for an additional $2.5 of cash related to the purchase of additional assets. The Company used the acquisition method of accounting to account for these transactions. Under the acquisition method of accounting, the assets acquired and liabilities assumed in the transactions were recorded at their respective estimated fair values at the acquisition date. The fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

The total aggregate purchase consideration, net of cash acquired, was as follows:

Purchase Consideration
Cash	$126.1
Purchase consideration	126.1
Less: Cash acquired	(1.8)
Purchase consideration, net of cash acquired	$124.3

Assets acquired and liabilities assumed in connection with the acquisition have been recorded at their respective estimated fair values as of the Closing Date. The purchase price was finalized during the fourth quarter of 2018.

The following table summarizes the values of the assets acquired and liabilities assumed at the closing date:

Purchase Price
Allocation
Current assets	$18.1
Property, plant and equipment, net	28.5
Intangible assets	40.4
Total identifiable assets	87.0
Current liabilities	5.3
Total identifiable liabilities assumed	5.3
Goodwill	42.6
Purchase consideration, net of cash acquired	$124.3

Goodwill is calculated as the excess of the consideration transferred over the fair value of the net assets acquired that could not be individually identified and separately recognized. The factors contributing to the recognition of goodwill include the future growth potential of Geist and its assembled workforce. Goodwill was assigned to the Americas and EMEA segments and is expected to be deductible for income tax purposes in the U.S.

The following table details the total identifiable intangible assets acquired, their useful lives and fair values:

	Useful Life
	(Years)	Fair Value
Customer relationships	15	$21.9
Developed technology	15	12.4
Trademarks	5	6.1
Total finite-lived identifiable intangible assets		$40.4
Weighted average useful life of finite-lived intangibles (years)		13.5

Acquisition of Energy Labs, Inc.

On December 28, 2017, Vertiv acquired Energy Labs, Inc. ("Energy Labs"), a leading provider of direct and indirect air handling systems and modular data center solutions for $149.5. The Company used the acquisition method of accounting to account for this transaction. Under the acquisition method of accounting, the assets acquired and liabilities assumed in the transaction were recorded at their respective estimated fair values at the acquisition date. The U.S. GAAP purchase price includes estimated contingent consideration of $12.8 at the date of acquisition related to the potential maximum $34.5 payment contingent on the achievement of 2018 adjusted income measures. The Company determined the fair value of the contingent consideration based on an income approach using a risk-neutral simulation model.  Inputs include the financial forecasts of the future operating results of Energy Labs, the probability of reaching the forecast, and the associated discount rate.  At December 31, 2017, a discount rate of 14.8% was utilized in the valuation.  On an undiscounted basis, the range of outcomes was zero to $34.5.  The fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market. The contingent consideration was revalued each quarter under the same valuation technique applied during purchase accounting. The fair value of contingent consideration decreased during the year ended December 31, 2018 by $10.0 to $2.8 due to remeasurement which was recognized in other deductions, net, in the consolidated statement of earnings (loss) and represents our best estimate of the final amount due under this arrangement.

The total aggregate purchase consideration, net of cash acquired, was as follows:

Purchase Consideration
Cash	$144.2
Contingent consideration	12.8
Purchase consideration	157.0
Less: Cash acquired	(7.5)
Purchase consideration, net of cash acquired	$149.5

Assets acquired and liabilities assumed in connection with the acquisition have been recorded at their respective estimated fair values as of the closing date.  The purchase price was finalized during the fourth quarter of 2018.

The following table summarizes the values of the assets acquired and liabilities assumed at the closing date:

Purchase Price
Allocation
Current assets	$26.4
Property, plant and equipment, net	23.6
Intangible assets	73.7
Total identifiable assets	123.7
Current liabilities	13.3
Deferred income taxes	23.1
Total identifiable liabilities assumed	36.4
Goodwill	62.2
Purchase consideration, net of cash acquired	$149.5

Goodwill is calculated as the excess of the consideration transferred over the fair value of the net assets acquired that could not be individually identified and separately recognized.  The factors contributing to the recognition of goodwill include the future growth potential of Energy Labs and its assembled workforce.  All of the goodwill was assigned to the Americas segment and none of the goodwill is expected to be deductible for income tax purposes.

The following table details the total identifiable intangible assets acquired, their useful lives and fair values:

	Useful Life
	(Years)	Fair Value
Customer relationships	10	$59.7
Trademarks	5	3.3
Capitalized software	5	7.5
Other Intangibles	1	3.2
Total finite-lived identifiable intangible assets		$73.7
Weighted average useful life of finite-lived intangibles (years)		8.9

For financial accounting purposes, there were certain items including amortizable intangible assets and the excess of fair value of assets over tax basis that were treated as temporary differences.

During 2017 Vertiv made net payments of $75.0 to finalize the acquisition accounting with Emerson Network Power related to the 2016 acquisition.